OTHER TAX RECEIVABLE - Additional Information (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Current Receivables [line items]
Tax credits	[1]	R$ 114,812	R$ 287,049	R$ 132,399
Federal Tax [member]
Trade and Other Current Receivables [line items]
Tax credits		928,465	262,843
ICMS [member]
Trade and Other Current Receivables [line items]
Tax credits		123,518	R$ 86,555
PIS and COFINS [member]
Trade and Other Current Receivables [line items]
Principal amount		R$ 470,943

[1]	Extemporaneous credit from the exclusion of ICMS from the PIS and COFINS base (See Note 6).